Revenue - Disaggregation of Revenue (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	$ 2,976	$ 2,721	$ 2,101
At a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	63	53	58
Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	713	629	965
Revenues from contracts with customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	776	682	1,023
Power and other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	725	654	1,000
Environmental attributes
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	51	28	23
Revenue from leases
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	32	19	123
Revenue from derivatives and other trading activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	(507)	221	417
Revenue from merchant sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	2,640	1,767	516
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	35	32	22
Hydro | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	606	383	152
Hydro | Operating segments | At a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1	0	0
Hydro | Operating segments | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	33	28	141
Hydro | Operating segments | Revenues from contracts with customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	34	28	141
Hydro | Operating segments | Power and other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	33	28	141
Hydro | Operating segments | Environmental attributes
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1	0	0
Hydro | Operating segments | Revenue from leases
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Hydro | Operating segments | Revenue from derivatives and other trading activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Hydro | Operating segments | Revenue from merchant sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	564	345	3
Hydro | Operating segments | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	8	10	8
Wind and Solar | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	289	305	329
Wind and Solar | Operating segments | At a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	50	28	25
Wind and Solar | Operating segments | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	220	207	236
Wind and Solar | Operating segments | Revenues from contracts with customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	270	235	261
Wind and Solar | Operating segments | Power and other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	220	207	238
Wind and Solar | Operating segments | Environmental attributes
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	50	28	23
Wind and Solar | Operating segments | Revenue from leases
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Wind and Solar | Operating segments | Revenue from derivatives and other trading activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	(87)	(14)	8
Wind and Solar | Operating segments | Revenue from merchant sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	86	68	49
Wind and Solar | Operating segments | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	20	16	11
Gas | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,209	1,109	787
Gas | Operating segments | At a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	2	7
Gas | Operating segments | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	462	393	458
Gas | Operating segments | Revenues from contracts with customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	462	395	465
Gas | Operating segments | Power and other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	462	395	465
Gas | Operating segments | Environmental attributes
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Gas | Operating segments | Revenue from leases
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	32	19	123
Gas | Operating segments | Revenue from derivatives and other trading activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	(821)	(118)	(8)
Gas | Operating segments | Revenue from merchant sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,529	808	200
Gas | Operating segments | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	7	5	7
Energy Transition | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	714	709	704
Energy Transition | Operating segments | At a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	12	23	26
Energy Transition | Operating segments | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	(2)	1	130
Energy Transition | Operating segments | Revenues from contracts with customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	10	24	156
Energy Transition | Operating segments | Power and other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	10	24	156
Energy Transition | Operating segments | Environmental attributes
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Energy Transition | Operating segments | Revenue from leases
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Energy Transition | Operating segments | Revenue from derivatives and other trading activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	243	138	283
Energy Transition | Operating segments | Revenue from merchant sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	461	546	264
Energy Transition | Operating segments | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	1	1
Energy Marketing | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	160	211	122
Energy Marketing | Operating segments | At a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Energy Marketing | Operating segments | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Energy Marketing | Operating segments | Revenues from contracts with customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Energy Marketing | Operating segments | Power and other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Energy Marketing | Operating segments | Environmental attributes
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Energy Marketing | Operating segments | Revenue from leases
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Energy Marketing | Operating segments | Revenue from derivatives and other trading activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	160	211	122
Energy Marketing | Operating segments | Revenue from merchant sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Energy Marketing | Operating segments | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Corporate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	(2)	4	7
Corporate | At a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Corporate | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Corporate | Revenues from contracts with customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Corporate | Power and other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Corporate | Environmental attributes
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Corporate | Revenue from leases
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Corporate | Revenue from derivatives and other trading activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	(2)	4	12
Corporate | Revenue from merchant sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Corporate | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	$ 0	$ 0	$ (5)